Employee benefit obligations - Schedule of Net Actuarial Results From Defined Benefit Plans (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Actuarial (losses)/gains from
changes in financial assumptions	SFr 4.2	SFr (2.5)	SFr (3.6)
changes in experience adjustments	(0.7)	(2.1)	0.2
Return on plan assets excluding interest income	3.7	3.4	0.0
Amounts recognized in other comprehensive income	SFr 7.2	SFr (1.2)	SFr (3.4)